Revenue and Expenses - Other Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Leases included in Other expenses	€ 86	€ 80	€ 89
Other external services	8,731	8,604	9,617
Taxes other than income tax	834	703	902
Change in trade provisions	693	660	860
Losses on disposal of fixed assets and changes in provisions for fixed assets	124	51	416
Goodwill impairment (Note 7)	0	416	519
Other operating expenses	273	462	468
Total	10,741	10,976	12,871
Reduction to tax expense due to decisions with tax authorities	73	€ 261	75
Telefónica Argentina
Disclosure of transactions between related parties [line items]
Losses on disposal of fixed assets and changes in provisions for fixed assets	€ 77		€ 375